Statements of Operations - USD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2016
Revenues
Subscriptions	$ 3,000		$ 3,000
Total Revenues	3,000		3,000
Operating Expenses
Consulting services	3,032,214	791,355	3,064,519	1,771,912
General and administrative	268,816	360,346	526,354	410,821
Wages	98,096	221,538	9,307,374	311,525
Total operating expenses	3,399,126	1,373,239	12,898,247	2,494,258
Loss from operations	(3,396,126)	(1,373,239)	(12,895,247)	(2,494,258)
Other expense
Gain on settlement of debt	(300,323)		(289,313)
Gain/(Loss) on change in derivative liability	(894,165)	72,940	(1,145,093)	72,940
Interest expense	(232,346)	(693,366)	(1,119,244)	(706,224)
Total other expense	(1,426,834)	(620,426)	(2,553,650)	(633,284)
Net Loss	$ (4,822,960)	$ (1,993,665)	$ (15,448,897)	$ (3,127,542)
Net Loss Per Common Share – Basic and Diluted	$ (0.00)	$ (0.02)	$ 0.01	$ (0.03)
Weighted Average Number of Common Shares Outstanding	2,686,505,096	122,264,196	1,221,450,275	92,786,575